Provisions - Disclosure of movements in provisions (Details) £ in Millions	12 Months Ended
Dec. 31, 2023 GBP (£)
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period	£ 1,544
Provisions, ending balance	1,584
Provisions other than undrawn contractually committed facilities and guarantees
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period	961
Additions	714
Amounts utilised	(449)
Unused amounts reversed	(178)
Exchange and other movements	32
Provisions, ending balance	1,080
Redundancy and restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period	136
Additions	469
Amounts utilised	(166)
Unused amounts reversed	(38)
Exchange and other movements	(4)
Provisions, ending balance	397
Customer redress
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period	378
Additions	84
Amounts utilised	(152)
Unused amounts reversed	(60)
Exchange and other movements	45
Provisions, ending balance	295
Legal, competition and regulatory matters
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period	159
Additions	29
Amounts utilised	(75)
Unused amounts reversed	(11)
Exchange and other movements	(3)
Provisions, ending balance	99
Sundry provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period	288
Additions	132
Amounts utilised	(56)
Unused amounts reversed	(69)
Exchange and other movements	(6)
Provisions, ending balance	289
Undrawn contractually committed facilities and guarantees
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period	583
Net change in expected credit loss provision and other movements	(79)
Provisions, ending balance	£ 504